Equity-Accounted Joint Ventures Equity-Accounted Joint Ventures (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 1,300,000		$ 1,300,000
Due from Joint Ventures, Current	$ 8,162		$ 8,162		$ 10,991
Teekay Tangguh Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	2		2
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	3		3
Bahrain LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to equity-accounted joint ventures, current and long-term (note 7)	$ 73,400		$ 73,400		73,400
Ownership percentage	30.00%		30.00%
Debt Instrument, Interest Rate During Period			6.00%
Interest receivable on advances to equity accounted joint ventures	$ 8,700		$ 8,700		5,100
Interest Income, Related Party	$ 1,200	$ 1,100	$ 3,600	$ 3,400
Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%		50.00%
Interest receivable on advances to equity accounted joint ventures	$ 0		$ 0		0
Interest Income, Related Party	100	$ 100	300	$ 700
Due from Joint Ventures	$ 32,300		$ 32,300		42,300
Exmar LPG Joint Venture [Member] | LIBOR
Schedule of Equity Method Investments [Line Items]
Variable interest rate on debt			0.50%
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%		33.00%
Due from Joint Ventures, Current	$ 700		$ 700		$ 1,000
Angola LNG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Variable interest rate on debt			1.00%